Label	Element	Value
2x Bitcoin Strategy ETF (Consolidated) | CME Bitcoin Futures Mar 26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	179.90%
2x Bitcoin Strategy ETF (Consolidated) | CME Bitcoin Futures Apr 26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.10%
2x Bitcoin Strategy ETF (Consolidated) | United States Treasury Bill 3.61% 3/17/2026 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	232.40%
2x Bitcoin Strategy ETF (Consolidated) | Reverse Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(229.90%)